American Century Investments®
Quarterly Portfolio Holdings
Large Cap Equity Fund
January 31, 2026

Large Cap Equity Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Air Freight and Logistics — 0.4%
FedEx Corp.	41,865	13,490,996
Automobiles — 1.6%
Tesla, Inc.(1)	119,533	51,448,199
Banks — 4.2%
Bank of America Corp.	862,426	45,881,063
JPMorgan Chase & Co.	158,660	48,532,508
Regions Financial Corp.	1,467,962	41,836,917
		136,250,488
Beverages — 0.7%
PepsiCo, Inc.	156,119	23,984,562
Biotechnology — 2.4%
AbbVie, Inc.	136,166	30,366,380
Gilead Sciences, Inc.	202,496	28,744,307
Vertex Pharmaceuticals, Inc.(1)	37,671	17,701,603
		76,812,290
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	503,635	120,519,855
Building Products — 1.5%
Johnson Controls International PLC	189,844	22,640,796
Trane Technologies PLC	58,878	24,762,909
		47,403,705
Capital Markets — 4.9%
Ameriprise Financial, Inc.	38,325	20,204,557
Blackrock, Inc.	18,806	21,042,786
Goldman Sachs Group, Inc.	29,969	28,033,302
Intercontinental Exchange, Inc.	91,543	15,908,343
KKR & Co., Inc.	124,101	14,179,780
Morgan Stanley	132,200	24,166,160
S&P Global, Inc.	63,417	33,470,858
		157,005,786
Chemicals — 1.6%
Ecolab, Inc.	68,898	19,428,547
Linde PLC	67,390	30,795,208
		50,223,755
Communications Equipment — 0.7%
Motorola Solutions, Inc.	59,400	23,910,876
Consumer Finance — 1.0%
American Express Co.	86,792	30,565,539
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	22,765	21,404,791
Sysco Corp.	294,916	24,728,707
		46,133,498
Containers and Packaging — 0.5%
Ball Corp.	256,078	14,563,156
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	231,467	10,304,911
Electric Utilities — 1.7%
NextEra Energy, Inc.	615,955	54,142,444

Electrical Equipment — 1.3%
Eaton Corp. PLC	67,417	23,691,682
GE Vernova, Inc.	23,671	17,193,904
		40,885,586
Energy Equipment and Services — 0.8%
SLB Ltd.	534,289	25,848,902
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	51,468	4,478,745
Netflix, Inc.(1)	263,342	21,986,424
		26,465,169
Financial Services — 2.5%
Mastercard, Inc., Class A	99,282	53,492,149
Visa, Inc., Class A	86,836	27,946,430
		81,438,579
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	172,222	13,786,371
Union Pacific Corp.	67,261	15,813,061
		29,599,432
Health Care Equipment and Supplies — 1.0%
IDEXX Laboratories, Inc.(1)	27,995	18,769,528
Intuitive Surgical, Inc.(1)	29,748	14,999,536
		33,769,064
Health Care Providers and Services — 1.8%
Cencora, Inc.	45,983	16,518,013
Cigna Group	93,976	25,759,761
UnitedHealth Group, Inc.	51,217	14,695,694
		56,973,468
Health Care REITs — 1.0%
Welltower, Inc.	174,316	32,834,162
Hotels, Restaurants and Leisure — 1.4%
Airbnb, Inc., Class A(1)	42,156	5,453,722
Booking Holdings, Inc.	3,324	16,626,116
Marriott International, Inc., Class A	71,033	22,396,705
		44,476,543
Household Products — 1.9%
Church & Dwight Co., Inc.	157,760	15,184,400
Colgate-Palmolive Co.	120,994	10,924,548
Procter & Gamble Co.	224,401	34,057,340
		60,166,288
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	110,547	25,151,653
Industrial REITs — 1.0%
Prologis, Inc.	250,235	32,670,682
Insurance — 1.5%
Marsh & McLennan Cos., Inc.	72,633	13,668,804
MetLife, Inc.	279,531	22,049,406
Progressive Corp.	60,351	12,553,008
		48,271,218
Interactive Media and Services — 8.9%
Alphabet, Inc., Class A	612,320	206,964,160
Meta Platforms, Inc., Class A	108,595	77,808,317
		284,772,477
IT Services — 1.8%
International Business Machines Corp.	160,401	49,194,987

MongoDB, Inc.(1)	23,979	8,904,122
		58,099,109
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	84,444	11,302,829
Danaher Corp.	139,593	30,555,512
Thermo Fisher Scientific, Inc.	40,424	23,389,731
		65,248,072
Machinery — 3.0%
Cummins, Inc.	62,250	36,031,545
Deere & Co.	31,680	16,727,040
Parker-Hannifin Corp.	20,796	19,461,729
Xylem, Inc.	181,577	25,034,021
		97,254,335
Oil, Gas and Consumable Fuels — 1.6%
Cheniere Energy, Inc.	102,041	21,583,712
Williams Cos., Inc.	420,558	28,286,731
		49,870,443
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	167,998	9,248,290
Eli Lilly & Co.	46,244	47,961,964
Merck & Co., Inc.	148,540	16,379,506
Zoetis, Inc.	138,618	17,302,299
		90,892,059
Professional Services — 0.6%
Automatic Data Processing, Inc.	74,960	18,501,627
Semiconductors and Semiconductor Equipment — 15.7%
Analog Devices, Inc.	130,021	40,420,928
Applied Materials, Inc.	85,000	27,397,200
ASML Holding NV	10,619	15,226,639
Broadcom, Inc.	302,052	100,069,828
Lam Research Corp.	84,680	19,769,393
Micron Technology, Inc.	18,751	7,779,415
NVIDIA Corp.	1,434,294	274,136,612
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53,371	17,642,318
		502,442,333
Software — 10.0%
AppLovin Corp., Class A(1)	25,666	12,142,841
Cadence Design Systems, Inc.(1)	98,932	29,319,488
Crowdstrike Holdings, Inc., Class A(1)	28,388	12,530,605
Dynatrace, Inc.(1)	314,987	11,997,855
Microsoft Corp.	497,667	214,141,134
Salesforce, Inc.	53,170	11,287,459
ServiceNow, Inc.(1)	137,711	16,113,564
Workday, Inc., Class A(1)	76,783	13,485,398
		321,018,344
Specialized REITs — 0.5%
Equinix, Inc.	18,123	14,877,714
Specialty Retail — 3.6%
Home Depot, Inc.	115,962	43,438,206
O'Reilly Automotive, Inc.(1)	191,201	18,816,090
TJX Cos., Inc.	228,648	34,253,757
Tractor Supply Co.	370,935	18,873,173
		115,381,226
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	587,396	152,417,514

Trading Companies and Distributors — 1.0%
Ferguson Enterprises, Inc.	59,707	15,073,629
United Rentals, Inc.	21,497	16,811,944
		31,885,573
TOTAL COMMON STOCKS (Cost $1,562,662,097)		3,197,971,632
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,055	18,055
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $5,814,159), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $5,701,739)		5,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,718,055)		5,718,055
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,568,380,152)		3,203,689,687
OTHER ASSETS AND LIABILITIES — 0.1%		3,020,252
TOTAL NET ASSETS — 100.0%		$3,206,709,939

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	261,758	USD	308,012	Goldman Sachs & Co. LLC	3/27/26	$3,023
EUR	226,741	USD	268,270	Morgan Stanley & Co. LLC	3/27/26	1,156
EUR	207,212	USD	244,529	Morgan Stanley & Co. LLC	3/27/26	1,692
EUR	373,558	USD	439,838	Morgan Stanley & Co. LLC	3/27/26	4,044
EUR	362,851	USD	423,460	Morgan Stanley & Co. LLC	3/27/26	7,700
USD	2,609,892	EUR	2,209,751	Citibank NA	3/27/26	(15,855)
USD	2,611,053	EUR	2,209,751	Goldman Sachs & Co. LLC	3/27/26	(14,695)
USD	299,564	EUR	253,626	Goldman Sachs & Co. LLC	3/27/26	(1,808)
USD	791,975	EUR	673,543	Goldman Sachs & Co. LLC	3/27/26	(8,366)
USD	2,607,996	EUR	2,209,751	Morgan Stanley & Co. LLC	3/27/26	(17,751)
USD	642,740	EUR	547,680	Morgan Stanley & Co. LLC	3/27/26	(8,043)
USD	725,240	EUR	619,194	Morgan Stanley & Co. LLC	3/27/26	(10,521)
USD	711,890	EUR	611,973	Morgan Stanley & Co. LLC	3/27/26	(15,290)
USD	678,192	EUR	566,842	Morgan Stanley & Co. LLC	3/27/26	4,638
USD	2,610,854	EUR	2,209,751	UBS AG	3/27/26	(14,894)
USD	365,719	EUR	310,499	UBS AG	3/27/26	(3,234)
						$(88,204)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,182,744,993	$15,226,639	—
Short-Term Investments	18,055	5,700,000	—
	$3,182,763,048	$20,926,639	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$22,253	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$110,457	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.